Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2016	Mar. 31, 2015
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 25,640	¥ 24,815
Payables under securities lending transactions		4,710	8,205
Obligations to return securities received as collateral		1,919	¥ 2,651
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,270
Payables under securities lending transactions		4,211
Obligations to return securities received as collateral		930
Foreign Governments and Official Institutions Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		19,426
Obligations to return securities received as collateral		738
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		581
Obligations to return securities received as collateral		71
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		3,027
Payables under securities lending transactions		124
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		177
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		133
Payables under securities lending transactions		375
Obligations to return securities received as collateral		180
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		¥ 26

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,175,858 million and ¥1,434,521 million at March 31, 2015 and March 31, 2016, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.